Dividends Paid and Proposed (Tables)	12 Months Ended
Dec. 31, 2025
Dividend Payable [Abstract]
Schedule of Gross Dividends Declared and Paid
Gross dividends declared and paid during the year:

€ million	2025	2024	2023
Class A dividend paid in April: EUR 0.25 (202 4 : EUR 0.50, 2023: EUR 0.50)	93	186	186
Class B dividend paid in April: EUR 0.10 (202 4 : EUR 0.20, 2023: EUR 0.20)	19	37	37
Class A interim dividend paid in October: EUR 0.25 (2024: EUR 0.25)	93	93	—
Class B interim dividend paid in October: EUR 0.10 (2024: EUR 0.10)	19	19	—

Total	224	335	223

Schedule of Dividends Proposed
Dividends proposed for approval at the annual general meeting to be held on 2 April 2026, which are not recognized as a liability as at 31 December 2025:

€ million	2025	2024
Class A dividend for 2025: EUR 0.25 (2024: EUR 0.25)	93	93
Class B dividend for 2025: EUR 0.10 (2024: EUR 0.10)	19	19

Total	112	112